Filed pursuant to Rule 497(k)

File Nos. 333-84639 and 811-09521

AMG FUNDS

AMG TimesSquare Small Cap Growth Fund

Supplement dated June 11, 2025 to the Summary Prospectus,

dated May 1, 2025

The following information supplements and supersedes any information to the contrary relating to AMG TimesSquare Small Cap Growth Fund (the “Fund”), a series of AMG Funds (the “Trust”), contained in the Fund’s Summary Prospectus (the “Summary Prospectus”), dated as noted above.

Effective July 1, 2025, Greg J. Vasse will be added as a portfolio manager of the Fund, and Mr. Vasse, Kenneth C. Duca, Grant R. Babyak, and David Ferreiro will serve as the portfolio managers jointly and primarily responsible for the day-to-day management of the Fund. Accordingly, effective July 1, 2025, all references to the portfolio managers of the Fund in the Summary Prospectus shall refer to Messrs. Duca, Babyak, Ferreiro and Vasse. Effective March 31, 2026, Mr. Duca will retire from TimesSquare Capital Management, LLC, the Fund’s subadviser, and no longer serve as a portfolio manager of the Fund. Accordingly, effective March 31, 2026, all references to and information relating to Mr. Duca in the Summary Prospectus are deleted and all references to the portfolio managers of the Fund shall refer to Messrs. Babyak, Ferreiro and Vasse.

Effective July 1, 2025, the Summary Prospectus is revised as follows:

The section titled “Portfolio Management – Portfolio Managers” on page 3 is deleted and replaced with the following:

Portfolio Managers

Grant R. Babyak

Chief Executive Officer, Partner and Portfolio Manager of TimesSquare;

Portfolio Manager of the Fund since 2000.

Kenneth C. Duca, CFA

Partner and Portfolio Manager of TimesSquare;

Portfolio Manager of the Fund since May 2006.

Effective March 31, 2026, Mr. Duca will retire from TimesSquare and no longer serve as a portfolio manager of the Fund.

David Ferreiro, PhD

Partner and Portfolio Manager of TimesSquare;

Portfolio Manager of the Fund since May 2024.

Greg J. Vasse

Partner and Portfolio Manager/Analyst of TimesSquare;

Portfolio Manager of the Fund since July 2025.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE